Earnings per share	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings per share	Earnings per share
The following table shows the components used in the calculation of basic and diluted net earnings per common share for earnings attributable to common shareholders.

	Three months		Six months
For the period ended June 30	2024	2023	2024	2023
Net earnings attributable to common shareholders - basic	537	329	939	1,054
Dividends declared per common share (in dollars)	0.9975	0.9675	1.9950	1.9350
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic	912.3	912.2	912.3	912.2
Assumed exercise of stock options (1)	—	0.3	—	0.3
Weighted average number of common shares outstanding - diluted (in millions)	912.3	912.5	912.3	912.5
(1)The calculation of the assumed exercise of stock options includes the effect of the average unrecognized future compensation cost of dilutive options. It excludes options for which the exercise price is higher than the average market value of a BCE common share. The number of excluded options was 6,554,350 for the second quarter of 2024 and for the first half of 2024, compared to 3,157,969 for the second quarter of 2023 and for the first half of 2023.